                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22107

                         SEI STRUCTURED CREDIT FUND, LP
               (Exact name of registrant as specified in charter)

                                   ----------

                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 Michael T. Pang
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-3257

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2009

                    DATE OF REPORTING PERIOD: MARCH 31, 2009

                        SEI Structured Credit Fund, L.P.

                       Schedule of Investments (Unaudited)

                                 March 31, 2009


ITEM 1. SCHEDULE OF INVESTMENTS

DESCRIPTION                                                       PAR VALUE     FAIR VALUE
--------------------------------------------------------------   -----------   -----------
ASSET-BACKED SECURITIES -- 55.2%
CAYMAN ISLANDS -- 45.1%
ACAS CLO, Ser 2007-1A, ClA1J (b) (c)
      1.452%, 04/20/21                                           $ 5,000,000   $ 1,125,000
Ares CLO, Ser 2006-5RA, Cl D (b) (c)
      3.149%, 02/24/18                                               255,000        10,200
Ares IX CLO (a) (b) (c)
      20.930%, 04/20/17                                            3,050,000       183,000
Atrium CDO, Ser 4A, Cl D (b) (c)
      2.034%, 06/08/19                                             5,500,000       220,000
Babson CLO, Ser 2004-2A, Cl SUB (a) (b)
      20.027%, 11/15/16                                            1,000,000        10,000
Babson CLO, Ser 2006-2A, Cl INC (a) (b)
      25.520%, 10/16/20                                            1,000,000        10,000
Babson CLO, Ser 2007-1A, Cl INC (a) (b) (c)
      4.413%, 04/15/21                                             5,000,000           500
Babson CLO, Ser 2007-2A, Cl A1 (b) (c)
      1.314%, 04/15/21                                             3,600,000     2,142,916
Babson CLO, Ser 2007-2A, Cl A2B (b) (c)
      1.394%, 04/15/21                                             1,500,000       438,331
Babson CLO, Ser 2007-2A, Cl D (a) (b) (c)
      2.794%, 04/15/21                                               900,000        18,000
Ballyrock, Ser 2005-3A, Cl B (b) (c)
      1.539%, 07/25/17                                             2,500,000       575,000
Blue Mountain CDO, Ser 2005-1A, Cl A2 (b) (c)
      1.608%, 11/15/17                                             3,000,000     1,020,000
Brentwood, Ser 2006-1A, Cl B (a) (b) (c)
      1.990%, 02/01/22                                             2,500,000       297,500
Brentwood, Ser 2006-1A, Cl C (b) (c)
      2.770%, 02/21/22                                               900,000        72,000
Brentwood, Ser 2006-1I, Cl D (b) (c)
      4.920%, 02/01/22                                             6,404,616        64,046
Burr Ridge CLO Plus, Ser 2006-1A, Cl C (b) (c)
      1.978%, 03/27/23                                             8,000,000       561,600
Carlyle High Yield Partners VII CLO (a) (b) (c)
      17.300%, 09/21/19                                            3,650,000        36,500
Carlyle High Yield Partners VII CLO (b)
      17.307%, 09/30/19                                            1,850,000        18,500
Carlyle High Yield Partners VII CLO (b)
      13.580%, 05/21/21                                            1,000,000        10,000

                        SEI Structured Credit Fund, L.P.

                       Schedule of Investments (Unaudited)

                                 March 31, 2009

DESCRIPTION                                                       PAR VALUE     FAIR VALUE
--------------------------------------------------------------   -----------   -----------
ASSET-BACKED SECURITIES  -- (CONTINUED)
CENT CDO , Ser 2007-15A, Cl SUB (a) (b)
      18.020%, 09/20/19                                          $ 5,000,000   $   200,000
Centurion CDO VII (a) (b) (c)
      5.200%, 06/08/19                                               500,000        40,000
CIFC Funding, Ser 2006-I (b) (c)
      0.000%, 10/22/20                                             2,000,000        40,000
CIFC Funding, Ser 2006-1BA, Cl A2L (a) (b) (c)
      1.647%, 12/22/20                                             5,000,000       878,100
CIFC Funding, Ser 2006-1BA, Cl A3L (b) (c)
      2.057%, 12/22/20                                             2,500,000       190,705
CIFC Funding, Ser 2006-1BA, Cl B2L (b) (c)
      5.223%, 12/22/20                                             6,000,000       391,668
CIFC Funding, Ser 2006-2A, Cl A1L (a) (b) (c)
      1.521%, 03/01/21                                             4,000,000     2,400,400
CIFC Funding, Ser 2006-2A, Cl B2L (b) (c)
      5.261%, 03/01/21                                             1,700,000        95,625
CIFC Funding, Ser 2007-1A, Cl A1LB (b) (c)
      1.581%, 05/10/21                                             3,000,000       531,750
CIFC Funding, Ser 2007-1A, Cl A3L (a) (b) (c)
      2.741%, 05/10/21                                               330,000        19,800
CIFC Funding, Ser 2007-1A, Cl B1L (b) (c)
      1.991%, 05/10/21                                             2,800,000       224,000
CIFC Funding, Ser 2007-1A, Cl INC (b)
      23.380%, 05/10/21                                            1,000,000        30,000
CIFC Funding, Ser 2007-3A, Cl B  (a) (b) (c)
      2.049%, 07/26/21                                             2,000,000       171,600
CIFC Funding, Ser 2007-IV (b) (c)
      18.570%, 09/20/19                                            2,000,000       150,000
De Meer Middle Market CLO, Ser 2006-1A, Cl A1 (b)  (c)
      1.262%, 07/20/16                                             3,822,105     2,701,540
De Meer Middle Market CLO, Ser 2006-1A, Cl B (a) (b) (c)
      1.543%, 10/20/18                                             1,885,626       464,109
De Meer Middle Market CLO, Ser 2006-1A, Cl C (a) (b) (c)
      1.743%, 10/20/18                                             4,714,064       518,547
De Meer Middle Market CLO, Ser 2006-1A, Cl E (a) (b) (c)
      5.142%, 10/20/18                                             1,482,787        74,139
De Meer Middle Market CLO, Ser 2006-1A, Cl INC (a) (b)
      9.460%, 10/20/18                                             1,062,901        31,887
Denali Capital CLO VII, Ser 2007-1A, Cl B2L (b) (c)
      5.372%, 01/22/22                                             2,000,000        70,000

                        SEI Structured Credit Fund, L.P.

                       Schedule of Investments (Unaudited)

                                 March 31, 2009

DESCRIPTION                                                       PAR VALUE     FAIR VALUE
--------------------------------------------------------------   -----------   -----------
ASSET-BACKED SECURITIES  -- (CONTINUED)
Duane Street CLO, Ser 2005-1A, Cl SUB (a) (b)                    $ 2,000,000   $    40,000
      12.510%, 11/08/17
Duane Street CLO, Ser 2005-1X, Cl  SUB  (b)
      12.510%, 11/08/17                                            1,000,000        20,000
Duane Street CLO II, Ser 2006-2A, Cl SUB (a) (b)
      12.510%, 10/14/21                                            4,000,000            --
Duane Street CLO V, Ser 2007-5A, Cl SN (a) (b) (c)
      12.510%, 10/14/21                                            2,500,000        25,000
Fairway Loan Funding Ser 2006-1A, Cl C1 (b)
      11.830%, 10/17/18                                            3,297,462        65,949
FM Leveraged Captial Fund, Ser 2006-2A, Cl D (a) (b) (c)
      2.834%, 11/15/20                                             4,605,000       230,250
Franklin CLO (b) (c)
      5.200%, 09/20/15                                             2,000,000        40,000
Friedberg Milstein Preferred (b) (c)
      0.000%, 01/15/19                                                10,000        10,000
Gale Force 2 CLO (b)
      20.300%, 04/15/18                                            1,000,000        40,000
Gale Force CLO, Ser 2005-1A, Cl COM1 (b) (c)
      1.222%, 11/15/17                                             6,000,000       480,000
Gale Force CLO, Ser 2007-3A, Cl E (a) (b) (c)
      4.642%, 04/19/21                                             1,000,000        84,100
Gale Force CLO, Ser 2007-4A, Cl E (b) (c)
      0.000%, 08/20/21                                             1,500,000        75,000
Gale Force CLO, Ser 2007-4A, Cl INC (b) (c)
      0.000%, 11/01/21                                              3,000,000       210,000
Granite Ventures, Ser 2006-3A, Cl AB (b) (c)
      1.892%, 04/20/18                                             4,000,000       600,000
Greenbriar CLO, Ser 2007-1A, Cl D (b) (c)
      3.920%, 11/01/21                                             4,000,000        40,000
Green Lane CLO, Ser 2004-1A, Cl B (b) (c)
      2.324%, 01/30/17                                            10,000,000     1,000,000
GSC Partners CDO Fund, Ser 2004-5A, Cl A2 (b) (c)
      1.901%, 11/20/16                                             4,000,000     1,000,000

                        SEI Structured Credit Fund, L.P.

                       Schedule of Investments (Unaudited)

                                 March 31, 2009

DESCRIPTION                                                       PAR VALUE     FAIR VALUE
--------------------------------------------------------------   -----------   -----------
ASSET-BACKED SECURITIES  -- (CONTINUED)
Hamlet, Ser 2006-2A, Cl A2B (b) (c)
      1.558%, 11/20/16                                           $ 3,000,000   $   990,000
Harch CLO, Ser 2005-2A, Cl C (b) (c)
      1.923%, 10/22/17                                             4,000,000       120,000
Harch CLO, Ser 2007-1A, Cl C (b) (c)
      1.934%, 04/17/20                                             5,000,000       150,000
ING Investment Management I CLO (a) (b) (c)
      14.520%, 12/01/17                                            1,500,000        30,000
Kennecott Funding, Ser 2005-1A, Cl C (b) (c)
      2.060%, 01/13/18                                             6,000,000       660,000
Landmark CDO, Ser 2002-2A, Cl A (b) (c)
      1.741%, 09/04/12                                             3,067,362     2,944,668
Lafayette Square CDO, Ser 2005-1A, Cl A2 (b) (c)
      1.634%, 11/15/19                                             3,500,000     1,120,000
Lightpoint CLO, Ser 2005-3A, Cl C (b) (c)
      3.220%, 09/15/17                                             1,000,000        75,000
Lightpoint CLO, Ser 2006-4A, Cl C (b) (c)
      2.894%, 04/15/18                                             6,750,000       337,500
Marathon CLO, Ser 2005-2A, Cl B (b) (c)
      2.087%, 12/20/19                                             2,000,000        80,000
Marlborough Street CLO, Ser 2007-1A, Cl A2B (b) (c)
      1.436%, 04/18/19                                             4,500,000     1,059,585
NACM CLO, Ser 2006-1X, Cl D (b) (c)
      5.173%, 06/20/19                                               250,000         7,500
NOB Hill CLO, Ser 2007-1A, Cl C (b) (c)
      2.177%, 06/21/22                                             5,031,281       100,626
Northwoods Capital, Ser 2006-6A, Cl SUB (a) (b)
      14.280%, 03/16/21                                            1,000,000        20,000
Northwoods Capital, Ser 2007-8A, Cl SUB (b)
      8.360%, 07/28/22                                             6,000,000           600
Ocean Trails CLO, Ser 2007-2A, Cl A2 (b) (c)
      3.010%, 06/27/22                                            12,500,000     1,750,000
Octagon Investment Partners XI, Ser 2007-1X, Cl INC (b)
      5.200%, 08/25/21                                             5,000,000            --
Osprey CDO, Ser 2006-1A, Cl B1L  (a) (b) (c)
      3.378%, 04/08/22                                             2,811,900        56,238
Osprey CDO, Ser 2006-1A, Cl B2L (b) (c)
      5.478%, 04/08/22                                             2,262,029        22,620

                        SEI Structured Credit Fund, L.P.

                       Schedule of Investments (Unaudited)

                                 March 31, 2009

DESCRIPTION                                                       PAR VALUE     FAIR VALUE
--------------------------------------------------------------   -----------   -----------
ASSET-BACKED SECURITIES  -- (CONTINUED)
Portola, CLO. Ser 2007-1A, B1 (b) (c)
      2.684%, 04/15/18                                           $ 5,000,000   $ 1,525,000
Rampart CLO, Ser 2007-1A, Cl E (b) (c)
      8.159%, 10/25/21                                             2,896,000       231,680
Rockwall, Ser 2007-8A, Cl SUB (a) (b) (c)
      3.420%, 08/01/21                                             3,300,000        33,000
Saturn CLO, Ser 2007-1A, Cl D (b) (c)
      5.231%, 05/13/22                                             1,070,000        32,100
Stanfield Daytona, Ser 2007-8A, Cl SUB (b)
      5.545%, 04/27/21                                             5,000,000       250,000
Stanfield Veyron CLO, Ser 2006-1A, Cl D (b) (c)
      2.694%, 07/15/18                                               100,000         5,000
Stone Tower CDO, Ser 2004-1A, Cl B1L (b) (c)
      3.934%, 01/29/40                                             3,632,313       290,585
Tralee CDO, Ser 2007-1A, Cl C (b) (c)
      2.582%, 04/16/22                                             6,000,000       420,000
Tralee CLO, Ser 2007-1X, Cl COM3 (b)
      1.845%, 04/16/22                                             7,000,000       160,300
Venture CDO, Ser 2007-9A, Cl SUB (b)
      5.200%, 10/12/21                                             3,000,000        15,000
Vitesse CLO (b) (c)
      5.200%, 08/17/20                                             4,000,000        40,000
Waterfront CLO, Ser 2007-1A, Cl A2 (b) (c)
      1.494%, 08/02/21                                            20,000,000     5,500,000
                                                                               -----------
   Total Cayman Islands                                                         38,024,264
                                                                               -----------

                        SEI Structured Credit Fund, L.P.

                       Schedule of Investments (Unaudited)

                                 March 31, 2009

DESCRIPTION                                                       PAR VALUE     FAIR VALUE
--------------------------------------------------------------   -----------   -----------
ASSET-BACKED SECURITIES  -- (CONTINUED)
UNITED STATES -- 10.1%
ACAS Business Loan Trust, Ser 2007-2A, Cl A (b) (c)
      1.637%, 11/18/19                                           $ 4,162,478   $ 2,454,821
Ares IIIR/IVR CLO, Ser 2007-3RA, Cl E (b) (c)
      4.583%, 04/16/21                                             5,000,000       350,000
Ares IIIR/IVR CLO, Ser 2007-3RA, Cl SUB (b)
      11.460%, 04/16/21                                            2,000,000        40,000
Ares XI CLO, Ser 2007-11A, Cl SUB (b)
      14.850%, 10/11/21                                            5,000,000       250,000
Battalion CLO, Ser 2007-1A, Cl E (a) (b) (c)
      5.410%, 07/14/22                                             2,000,000       140,000
Battalion CLO, Ser 2007-1A, Cl SUB (a) (b) (c)
      8.870%, 07/14/22                                             4,200,000        84,000
CIT CLO, Ser 2007-1A, Cl D (b) (c)
      3.287%, 06/20/21                                             3,000,000       150,000
CIT CLO, Ser 2007-1A, Cl E (b) (c)
      6.288%, 06/20/21                                             3,000,000       120,000
Denali Captial CLO VI,  Ser 2006-6A, Cl B2L (b) (c)
      5.372%, 06/20/21                                             1,000,000        56,960
Foxe Basin CLO (a) (b) (c)
      5.200%, 12/15/15                                             9,150,000       183,000
Goldentree Loan Opportunities III, Ser 2007-3X, Cl SUB (b) (c)
      5.200%, 11/15/17                                             3,000,000       240,000
Nautique Funding CLO, Ser 2006-1A, Cl INC (a) (b)
      22.460%, 04/15/20                                            1,500,000           150
Sands Point Funding, Ser 2006-1A, Cl C (a) (b) (c)
      1.886%, 07/18/20                                             5,100,000       510,000
Summit Lake CLO, Ser 4A, Cl D (b) (c)
      20.060%, 02/24/18                                            1,800,000        72,000
Summit Lake CLO, Ser 2005-1A, Cl 1A (b)
      5.200%, 02/24/18                                             2,000,000        80,000
Stanfield Azure CLO (b) (c)
      0.000%, 05/27/20                                             5,000,000        25,000
Veer Cash Flow CLO, Ser 2008-1A, Cl SRNT(b) (c)
      2.486%, 07/19/17                                             4,746,851     3,583,872
White Horse II (a) (b) (c)
      14.510%, 06/15/17                                            6,000,000       120,000
Wind River CLO II - Tate Investors (b)
      15.170%, 10/19/17                                            1,000,000        60,000
                                                                               -----------
   Total United States                                                           8,519,803
                                                                               -----------
Total Asset-Backed Securities (Cost $133,952,727)                              $46,544,067
                                                                               -----------

                        SEI Structured Credit Fund, L.P.

                       Schedule of Investments (Unaudited)

                                 March 31, 2009

DESCRIPTION                                                         SHARES      FAIR VALUE
--------------------------------------------------------------   -----------   -----------
CLOSED END FUND -- 0.3%
UNITED STATES -- 0.3%
Van Kampen Credit Opportunity Fund                                    38,000   $   252,320
                                                                               -----------
   Total United States                                                             252,320
                                                                               -----------
Total Closed End Fund (Cost $298,367)                                          $   252,320
                                                                               -----------
MUTUAL FUNDS -- 3.3%
UNITED STATES -- 3.3%
ING Prime Rate Trust                                                 549,241     1,905,866
Pioneer Floating Rate Trust                                          127,005       928,407
                                                                               -----------
   Total United States                                                           2,834,273
                                                                               -----------
Total Mutual Funds (Cost $3,838,353)                                           $ 2,834,273
                                                                               -----------
HEDGE FUNDS -- 17.5%
UNITED STATES -- 17.5%
Ares Enhanced Credit Opportunities, L.P. (b) (d)                   9,000,000     5,319,063
Goldentree Credit Opportunities, L.P. (b) (d)                      7,500,000     3,386,318
Highland Financial Partners, L.P. (b) (d)                          1,500,000            --
Stone Tower Credit, L.P. (b) (d)                                  10,000,000     6,039,500
                                                                               -----------
   Total United States                                                          14,744,881
                                                                               -----------
Total Hedge Funds (Cost $34,000,000)                                           $14,744,881
                                                                               -----------
MONEY MARKET FUND -- 27.3%
UNITED STATES -- 27.3%
SDIT Prime Obligation Fund, Cl A, 0.250% (e) (f)                  23,064,905    23,064,905
                                                                               -----------
   Total United States                                                          23,064,905
                                                                               -----------
Total Money Market Fund (Cost $23,064,905)                                     $23,064,905
                                                                               -----------
Total Investments -- 103.6%
   (Cost $195,154,352) (g)                                                     $87,440,446
                                                                               ===========

                        SEI Structured Credit Fund, L.P.

                       Schedule of Investments (Unaudited)

                                 March 31, 2009

The following restricted securities were held by the Portfolio as of March 31, 2009:

                                               RIGHT TO                           % OF
                                  ACQUISITION  ACQUIRE                 FAIR    PARTNERS'
                         SHARES       DATE       DATE       COST       VALUE    CAPITAL
                       ---------- ----------- --------- ----------- ---------- ---------
Ares Enhanced Credit
   Opportunities, L.P.  9,000,000   5/1/2008   5/1/2008 $ 9,000,000 $5,319,063    6.3%

Goldentree Credit
   Opportunities, L.P.  7,500,000  12/4/2007  12/4/2007   7,500,000  3,386,318    4.0%

Highland Financial
   Partners, L.P.       1,500,000  6/11/2008  6/11/2008   7,500,000         --    0.0%

Stone Tower
   Credit, L.P.        10,000,000   8/1/2008   8/1/2008  10,000,000  6,039,500    7.2%

Percentages based on Partners' Capital of $84,389,827.

CDO  -- Collateralized Debt Obligation
Cl   -- Class
CLO  -- Collateralized Loan Obligation
CIFC -- Commercial Industrial Finance Corporation
L.P. -- Limited Partnership
Ser  -- Series

(a) Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to the dealers in that program or other "accredited investors."

(b) Security considered illiquid. The total market value is $61,288,948 and represents 72.6% of Partners' Capital.

(c) Variable rate security. The rate reported is the rate in effect as of March 31, 2009.

(d)  Security considered restricted.

(e)  Rate shown is the 7-day effective yield as of March 31, 2009.

(f)  Investment in affiliated security.

(g) The aggregate cost of investments for tax purposes was $195,154,352. Net unrealized depreciation on investments for tax purposes was $(107,713,906) consisting of $1,931,637 of gross unrealized appreciation and $(109,645,543) of gross unrealized depreciation.

Amounts designated as "-" are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                        SEI Structured Credit Fund, L.P.

                      Supplemental Information (Unaudited)

                                 March 31, 2009

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Fund's assets and liabilities, which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financial Instruments, approximates the carrying amounts presented on the Statement of Assets and Liabilities. Management of the Partnership deems these estimates reasonable.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after December 31, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Where possible, the valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the period ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

                        SEI Structured Credit Fund, L.P.

                      Supplemental Information (Unaudited)

                                 March 31, 2009

FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments in accordance with FAS 157:

                     VALUATION INPUTS                       INVESTMENTS
---------------------------------------------------------   -----------
Level 1 - Quoted Prices                                     $26,151,498
Level 2 - Other Significant Observable Inputs                 1,215,826
Level 3 - Significant Unobservable Inputs                    60,073,122
                                                            -----------
   TOTAL                                                    $87,440,446
                                                            ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                             INVESTMENTS
                                                                  IN
                                                             SECURITIES
                                                            ------------
Beginning balance as of 12/31/08                            $ 48,424,249
   Unrealized loss on investments                            (12,533,946)
   Realized gain on investments                                  610,200
   Change in accrued amortization                                537,889
   Proceeds from sales                                        (2,670,980)
   Purchases & Issuances & Settlements                        22,494,110
   Net transfers in/and or out of Level 3                      3,211,600
                                                            ------------
Ending balance as of 03/31/09                               $ 60,073,122
                                                            ============
Net change in unrealized appreciation (depreciation) from
   investments still held as of March 31, 2009              $(12,533,946)
                                                            ------------


ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            SEI Structured Credit Fund, LP


By (Signature and Title)                /s/ Robert A. Nesher
                                        ----------------------------------------
                                        Robert A. Nesher, President

Date: May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Robert A. Nesher
                                        ----------------------------------------
                                        Robert A. Nesher, President

Date: May 26, 2009


By (Signature and Title)                /s/ Stephen F. Panner
                                        ----------------------------------------
                                        Stephen F. Panner, Treasurer

Date: May 26, 2009